Equity, Stock Options, and Warrants (Details 6) - $ / shares		3 Months Ended		12 Months Ended
		Mar. 31, 2016		Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants		1,325,543		775,543
Number of warrants exercisable		1,251,543		701,543
Exercise Price per Share		$ 6.76		$ 17.81
Warrants exercisable Price per share		$ 6.27		$ 11.73
2013 Services Warrants - July [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue Date		13-Jul		Jul-13
Expiry Date		18-Jul		Jul-18
Number of Warrants		9,494		9,494
Exercise Price per Share		$ 37.5		$ 37.50
2013 Services Warrants- August [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue Date		13-Aug		Aug-13
Expiry Date		18-Aug		Aug-18
Number of Warrants		729		729
Exercise Price per Share		$ 37.5		$ 37.50
2013 Services Warrants - November [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue Date		13-Nov		Nov-13
Expiry Date		18-Nov		Nov-18
Number of Warrants		2,400		2,400
Exercise Price per Share		$ 50		$ 50.00
2014 Services Warrants - April (1) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue Date	[1]	14-Apr		Apr-14
Expiry Date	[1]	19-Apr		Apr-19
Number of Warrants	[1]	13,657		13,657
Exercise Price per Share		$ 39	[1]	$ 39.00
2014 Services Warrants-September(2) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue Date	[2]	14-Aug		Aug-14
Expiry Date	[2]	19-Aug		Aug-19
Number of Warrants	[2]	16,000		16,000
Exercise Price per Share		$ 25	[2]	$ 25.00
2014 PIPE Warrants-September(3) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue Date	[3]	14-Sep		Sept-14
Expiry Date	[3]	18-Sep		Sept-18
Number of Warrants	[3]	26,500		26,500
Exercise Price per Share		$ 25	[3]	$ 25.00
2014 Services Warrants - November(4) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue Date	[4]	14-Nov		Nov-14
Expiry Date	[4]	18-Nov		Nov-18
Number of Warrants	[4]	6,500		6,500
Exercise Price per Share		$ 25		$ 25.00
2014 Settlement Warrants - December(5) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue Date	[5]	14-Dec		Dec-14
Expiry Date	[5]	19-Dec		Dec-19
Number of Warrants	[5]	38,464		38,464
Exercise Price per Share		$ 25	[5]	$ 25.00
2015 Senior Notes Warrants (6) (Member)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue Date		Apr/May-15	[6]	Apr/May-15	[7]
Expiry Date		Apr/May-20	[6]	Apr/May-20	[7]
Number of Warrants		219,785	[6]	219,785	[7]
Exercise Price per Share		$ 12.5	[7]	$ 12.50
2015 Services Warrants-May(7)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue Date	[8]	15-May		May-15
Expiry Date	[8]	20-May		May-20
Number of Warrants	[8]	5,514		5,514
Exercise Price per Share		$ 12.5	[8]	$ 12.50
2015 LOC Guarantee Warrants - November (8) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue Date		15-Nov	[9]	Nov-15	[10]
Expiry Date		20-Nov	[9]	Nov-20	[10]
Number of Warrants		74,000	[9]	74,000	[10]
Exercise Price per Share	[10]	$ 15		$ 15.00
2015 Debt Amendment Warrants - December (9) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue Date		15-Dec	[11]	Dec-15	[12]
Expiry Date		20-Dec	[11]	Dec-20	[12]
Number of Warrants		50,000	[11]	50,000	[12]
Exercise Price per Share	[12]	$ 5		$ 12.50
2015 PIPE Warrants - December (10) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue Date		Dec-15	[13]	Dec-15	[14]
Expiry Date		Dec-20	[13]	Dec-20	[14]
Number of Warrants		312,500	[13]	312,500	[14]
Exercise Price per Share		$ 5		$ 5.00	[14]
2016 Debt Amendment Warrants - February (11) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue Date	[15]	Feb-16
Expiry Date	[15]	Feb-21
Number of Warrants	[15]	50,000
Exercise Price per Share	[15]	$ 5
2016 Debt Amendment Warrants - March (12) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue Date	[16]	16-Mar
Expiry Date	[16]	21-Mar
Number of Warrants	[16]	500,000
Exercise Price per Share		$ 5

[1]	The 2014 Services Warrants April were issued for fees incurred in conjunction with the issuance of convertible notes in 2014. The warrants were valued on the issuance date at $11.50 per share in conjunction with the valuation approach used for the initial valuation of the warrants issued in connection with the convertible notes issued in 2014.
[2]	The 2014 Services Warrants September were issued to a consultant in exchange for advisory services with no readily available fair value. The warrants were originally issued at $39.00 per share and had a one-time price reset provision to the exercise price of the warrants issued to investors in the convertible notes offering in April 2014 if the exercise price of such convertible notes warrants changed prior to September 30, 2014. On September 22, 2014, the exercise price was changed to $25.00 per share. There are no further exercise price changes for this warrant series. The warrants were valued using the Black-Scholes option pricing model at $131,000 on the issuance date with an additional $6,000 recorded to expense on September 22, 2014 to reflect the change in fair value resulting from the exercise price change.
[3]	On September 22, 2014 the Company issued 26,500 warrants with an exercise price of $25.00 per share in conjunction with placement agent services for the Company's September 2014 private equity placement. The warrants were valued using the Black-Scholes option pricing model at $296,000 on the issuance date.
[4]	On November 26, 2014, the Company issued 6,500 warrants with an exercise price of $25.00 per share for compensation for investor relations services provided. The warrants were valued using the Black-Scholes option pricing model at $43,000 on the issuance date.
[5]	On December 1, 2014, the Company issued 19,232 warrants with an exercise price of $39.00 per share and on December 15, 2014 issued 19,232 warrants with an exercise price of $25.00 per share to settle potential legal disputes resulting from claims made by the investors in the November 2013 private equity placement. The warrants issued on December 1, 2014 were issued concurrent with the issuance of 8,462 shares of the Company's common stock in partial settlement of the potential legal disputes arising from claims by two investors. The Company settled all remaining potential legal disputes with all of the remaining investors in the November 2013 private placement on December 15, 2014 by issuing the second tranche of warrants and setting the exercise price of each warrant series issued at $25.00 with no further reset provisions. The combined issuance of the warrants and expense resulting from any price changes were valued using the Black-Scholes option pricing model at $246,000 and expensed to general and administrative expense.
[6]	On April 23, 2015 the Company issued warrants exercisable for up to 136,267 shares of our common stock and on May 7, 2015 the Company issued warrants exercisable for 83,518 shares of our common stock, each with an exercise price of $12.50 per share in conjunction with the Notes described in Note 8. The warrants were valued using the Black-Scholes option pricing model at $2,139,000 on the issuance date.
[7]	On April 23, 2015 the Company issued warrants exercisable for up to 136,267 shares of our common stock and on May 7, 2015 the Company issued warrants exercisable for 83,518 shares of our common stock, each with an exercise price of $12.50 per share in conjunction with the Senior Notes described in Note 9. The warrants were valued using the Black-Scholes option pricing model at $2,139,000 on the issuance date.
[8]	On May 7, 2015 the Company issued warrants exercisable for 5,514 shares of our common stock with an exercise price of $12.50 per share in conjunction with placement agent services for the Company's May 2015 private equity placement. The warrants were valued using the Black-Scholes option pricing model at $56,000 on the issuance date.
[9]	On November 2, 2015 the Company issued warrants exercisable for up to 74,000 shares of our common stock with an exercise price of $15.00 per share in conjunction with the LOC guarantee described in Note 16. The warrants were valued using the Black-Scholes option pricing model at $246,000 on the issuance date. The warrants are exercisable beginning on November 1, 2016.
[10]	On November 2, 2015 the Company issued warrants exercisable for up to 74,000 shares of our common stock with an exercise price of $15.00 per share in conjunction with the LOC guarantee described in Note 16. The warrants were valued using the Black-Scholes option pricing model at $246,000 on the issuance date. The warrants are exercisable beginning on November 1, 2016.
[11]	On December 30, 2015 the Company issued warrants exercisable for up to 50,000 shares of our common stock with an initial exercise price of $12.50 per share in conjunction with the December 30, 2015 Notes amendment described in Note 8. In the event that the Company issues additional common stock derivative securities at a price per share less than the exercise price, the Company is obligated to reduce the exercise price of the December Debt Amendment Warrants to a price per share equal to the newly issued shares or derivative common stock securities. On March 31, 2016, concurrent with the issuance of the additional debt amendment warrants, the exercise price was reduced to $5.00 per share.
[12]	On December 30, 2015 the Company issued warrants exercisable for up to 50,000 shares of our common stock with an initial exercise price of $12.50 per share in conjunction with the December 30, 2015 Senior Notes amendment described in Note 9. The warrants were valued using the Black-Scholes option pricing model at $182,000 on the issuance date and were recorded as a derivative liability and additional debt discount. In the event that the Company issues additional common stock derivative securities at a price per share less than the exercise price, the Company is obligated to reduce the exercise price of the December Debt Amendment Warrants to a price per share equal to the newly issued shares or derivative common stock securities.
[13]	On December 31, 2015 the Company issued warrants exercisable for up to 312,500 shares of our common stock with an initial exercise price of $5.00 per share in conjunction with the December private equity placement. If the Company issues common share derivative securities at a price per share less than $5.00 per share, the Company is obligated to reduce the exercise price of the December PIPE warrants to a price per share equal to the newly issued shares or derivative common stock securities. This price protection clause expires at the earlier of June 30, 2016 or if the PIPE shares and underlying warrants are registered for resale.
[14]	On December 31, 2015 the Company issued warrants exercisable for up to 312,500 shares of our common stock with an initial exercise price of $5.00 per share in conjunction with the December private equity placement amendment described in Note 12. If the Company issues common share derivative securities at a price per share less than $5.00 per share, the Company is obligated to reduce the exercise price of the December PIPE warrants to a price per share equal to the newly issued shares or derivative common stock securities. This price protection clause expires at the earlier of June 30, 2016 or if the PIPE shares and underlying warrants are registered for resale. The warrants were valued using the Black-Scholes option pricing model at $1,115,000 on the issuance date and recorded as a derivative liability and a reduction in paid in capital.
[15]	On February 2, 2016 the Company issued warrants exercisable for up to 50,000 shares of our common stock with an initial exercise price of $12.50 per share in conjunction with the December 30, 2015 Notes amendment described in Note 8. The warrants were valued using the Black-Scholes option pricing model at $148,000 on the issuance date and were recorded as a derivative liability and additional debt discount. In the event that the Company issues additional common stock derivative securities at a price per share less than the exercise price, the Company is obligated to reduce the exercise price of the February Debt Amendment Warrants to a price per share equal to the newly issued shares or derivative common stock securities. On March 31, 2016, concurrent with the issuance of the additional debt amendment warrants, the exercise price was reduced to $5.00 per share.
[16]	On March 31, 2016 the Company issued warrants exercisable for up to 500,000 shares of our common stock with an initial exercise price of $5.00 per share in conjunction with the December 30, 2015 Notes amendment described in Note 8. The warrants were valued using the Black-Scholes option pricing model at $1,497,000 on the issuance date and were recorded as a derivative liability and additional debt discount. In the event that the Company issues additional common stock derivative securities at a price per share less than the exercise price, the Company is obligated to reduce the exercise price of the March Debt Amendment Warrants to a price per share equal to the newly issued shares or derivative common stock securities.